Financing and Interest	9 Months Ended
Sep. 30, 2026
Financing and Interest [Abstract]
FINANCING AND INTEREST

10. FINANCING AND INTEREST

	Three months ended September 30		Nine months ended September 30
	2026	2025	2026	2025
Interest on debt(1)	$11,191	$10,130	$12,187	$29,908
Performance guarantee fees(2)	332	393	1,367	1,763
Interest expense	11,523	10,523	13,554	31,671
Amortization of debt issuance costs	1,582	2,899	1,825	5,811
Accretion of decommissioning obligations (Note 6)	790	458	1,786	1,374
Accretion of lease liabilities	66	121	218	549
Financing expense	2,438	3,478	3,829	7,734
Financing and interest expenses	$13,961	$14,001	$17,383	$39,405

(1)	Interest on debt includes standby fees and other miscellaneous charges.
(2)	Consists of fees charged related to the Letter of Credit Facility (Note 5).